UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

FORM N-Q

JANUARY 31, 2013

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 11.2%
Hotels, Restaurants & Leisure - 1.5%
Bwin.Party Digital Entertainment PLC	2,405,000	$4,241,535
Yum! Brands Inc.	38,000	2,467,720

Total Hotels, Restaurants & Leisure		6,709,255

Media - 6.4%
Time Warner Cable Inc.	50,500	4,511,670
Time Warner Inc.	249,800	12,619,896
Viacom Inc., Class B Shares	197,500	11,919,125

Total Media		29,050,691

Multiline Retail - 1.9%
Dollar General Corp.	187,300	8,657,006	*

Specialty Retail - 1.4%
Best Buy Co. Inc.	150,600	2,448,756
Chico’s FAS Inc.	207,000	3,711,510
Total Specialty Retail		6,160,266

TOTAL CONSUMER DISCRETIONARY		50,577,218

CONSUMER STAPLES - 8.4%
Beverages - 2.1%
PepsiCo Inc.	128,500	9,361,225

Food & Staples Retailing - 4.1%
CVS Caremark Corp.	215,000	11,008,000
Wal-Mart Stores Inc.	110,000	7,694,500

Total Food & Staples Retailing		18,702,500

Food Products - 1.2%
Unilever NV	132,000	5,343,360

Household Products - 1.0%
Procter & Gamble Co.	59,000	4,434,440

TOTAL CONSUMER STAPLES		37,841,525

ENERGY - 11.6%
Energy Equipment & Services - 3.4%
Baker Hughes Inc.	128,000	5,724,160
Halliburton Co.	111,700	4,543,956
National-Oilwell Varco Inc.	69,000	5,115,660

Total Energy Equipment & Services		15,383,776

Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.	34,800	2,914,848
ConocoPhillips	102,500	5,945,000
Devon Energy Corp.	60,000	3,431,400
Exxon Mobil Corp.	87,801	7,899,456
Kinder Morgan Inc.	125,000	4,682,500
Noble Energy Inc.	32,000	3,449,280
Phillips 66	51,250	3,104,212
Valero Energy Corp.	134,000	5,859,820

Total Oil, Gas & Consumable Fuels		37,286,516

TOTAL ENERGY		52,670,292

FINANCIALS - 15.0%
Capital Markets - 6.6%
Blackstone Group LP	300,000	5,550,000
E*TRADE Financial Corp.	340,000	3,607,400	*
Morgan Stanley	185,000	4,227,250
State Street Corp.	112,400	6,255,060
TD Ameritrade Holding Corp.	526,000	10,199,140

Total Capital Markets		29,838,850

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 2.0%
Huntington Bancshares Inc.	770,000	$5,359,200
PNC Financial Services Group Inc.	60,000	3,708,000

Total Commercial Banks		9,067,200

Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	152,000	7,151,600

Insurance - 4.1%
Allstate Corp.	89,500	3,929,050
Assured Guaranty Ltd.	388,000	7,034,440
MetLife Inc.	185,000	6,907,900
Syncora Holdings Ltd.	1,530,000	918,000	*

Total Insurance		18,789,390

Real Estate Management & Development - 0.7%
Realogy Holdings Corp.	69,000	3,089,130	*

TOTAL FINANCIALS		67,936,170

HEALTH CARE - 12.4%
Biotechnology - 1.5%
Celgene Corp.	70,000	6,927,200	*

Health Care Equipment & Supplies - 1.5%
Medtronic Inc.	146,100	6,808,260

Health Care Providers & Services - 4.9%
McKesson Corp.	66,500	6,997,795
UnitedHealth Group Inc.	188,000	10,379,480
WellPoint Inc.	75,100	4,867,982

Total Health Care Providers & Services		22,245,257

Pharmaceuticals - 4.5%
Flamel Technologies SA, ADR	728,850	2,966,420	*
GlaxoSmithKline PLC, ADR	130,000	5,929,300
Merck & Co. Inc.	249,300	10,782,225
Zoetis Inc.	18,700	486,200

Total Pharmaceuticals		20,164,145

TOTAL HEALTH CARE		56,144,862

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	48,800	3,173,952
Raytheon Co.	30,219	1,591,937

Total Aerospace & Defense		4,765,889

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	75,500	5,986,395

Airlines - 2.4%
Delta Air Lines Inc.	423,300	5,879,637	*
United Continental Holdings Inc.	200,000	4,830,000	*

Total Airlines		10,709,637

Commercial Services & Supplies - 0.8%
TMS International Corp., Class A Shares	269,900	3,762,406	*

Electrical Equipment - 1.4%
Emerson Electric Co.	108,000	6,183,000

Industrial Conglomerates - 3.9%
3M Co.	95,000	9,552,250
United Technologies Corp.	93,300	8,170,281

Total Industrial Conglomerates		17,722,531

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Machinery - 1.4%
Stanley Black & Decker Inc.	82,000	$6,300,060

Road & Rail - 2.2%
Hertz Global Holdings Inc.	295,200	5,396,256	*
Old Dominion Freight Line Inc.	120,200	4,481,056	*

Total Road & Rail		9,877,312

TOTAL INDUSTRIALS		65,307,230

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.6%
Cisco Systems Inc.	340,000	6,993,800

Computers & Peripherals - 3.3%
EMC Corp.	599,700	14,758,617	*

Electronic Equipment, Instruments & Components - 1.9%
Avnet Inc.	107,500	3,801,200	*
Jabil Circuit Inc.	258,000	4,878,780

Total Electronic Equipment, Instruments & Components		8,679,980

Internet Software & Services - 1.5%
eBay Inc.	123,300	6,896,169	*

IT Services - 3.8%
Cognizant Technology Solutions Corp., Class A Shares	89,100	6,965,838	*
Lender Processing Services Inc.	233,600	5,615,744
MasterCard Inc., Class A Shares	8,500	4,406,400

Total IT Services		16,987,982

Semiconductors & Semiconductor Equipment - 2.3%
Micron Technology Inc.	615,000	4,649,400	*
Texas Instruments Inc.	180,000	5,954,400

Total Semiconductors & Semiconductor Equipment		10,603,800

Software - 5.5%
Adobe Systems Inc.	125,000	4,728,750	*
FleetMatics Group PLC	50,100	1,256,007	*
MICROS Systems Inc.	134,400	6,186,432	*
Nuance Communications Inc.	225,000	5,411,250	*
Red Hat Inc.	119,500	6,639,420	*
ServiceNow Inc.	29,900	828,828	*

Total Software		25,050,687

TOTAL INFORMATION TECHNOLOGY		89,971,035

MATERIALS - 3.4%
Chemicals - 3.4%
Air Products & Chemicals Inc.	44,000	3,846,920
Eastman Chemical Co.	80,500	5,727,575
LyondellBasell Industries NV, Class A Shares	95,000	6,024,900

TOTAL MATERIALS		15,599,395

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T Inc.	137,300	4,776,667

UTILITIES - 0.7%
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	311,800	3,379,912

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $354,102,923)		444,204,306

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $155,753,000 joint tri-party repurchase agreement dated 1/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $6,058,027; (Fully collateralized by various U.S. government agency obligations, 0.375% to 1.250% due 12/21/15 to 9/28/16; Market value - $6,179,173) (Cost - $6,058,000)	0.160%	2/1/13	$6,058,000	$6,058,000

TOTAL INVESTMENTS - 99.4% (Cost - $360,160,923#)				450,262,306
Other Assets in Excess of Liabilities - 0.6%				2,812,559

TOTAL NET ASSETS - 100.0%				$453,074,865

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$444,204,306	—	—	$444,204,306

Short-term investments†	—	$6,058,000	—	6,058,000

Total investments	$444,204,306	$6,058,000	—	$450,262,306

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$121,887,645
Gross unrealized depreciation	(31,786,262)

Net unrealized appreciation	$90,101,383

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2013